Events after balance sheet date (Details) $ / shares in Units, € in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 EUR (€)
Subsequent events
Net proceeds from issuance of shares | €		€ 84,295	€ 84,295
IFRS Subsequent Event [Member]
Subsequent events
Number of shares issued and fully paid | shares	10,454,545
Price per share | $ / shares	$ 5.50
Transaction costs of public offering	$ 3,575,000
Net proceeds from issuance of shares	53,925,000
Gross proceeds from issuance of shares	$ 57,500,000